UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 3/31/06

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman TargetHorizon ETF Portfolios, Inc. Seligman TargETFund Core Seligman TargETFund 2015 Seligman TargETFund 2025

Mid-Year Report March 31, 2006 Asset Allocation Strategies Seeking to Manage Risk Over Time

Seligman
142 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 142 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies —Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	5

Portfolios of Investments	7

Statements of Assets and Liabilities	10

Statements of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	15

Financial Highlights	24

Board of Directors and Executive Officers	27

Additional Series Information	28

To The Shareholders

We are pleased to present the first mid-year shareholder report for Seligman TargetHorizon ETF Portfolios, Inc. This report contains the Series’ investment results, portfolios of investments, and financial statements.

From commencement of operations on October 3, 2005 to March 31, 2006, Seligman TargETFund Core delivered a total return of 4.55%, Seligman TargETFund 2015 delivered a total return of 9.66%, and Seligman TargETFund 2025 delivered a total return of 11.30%, all based on the net asset value of Class A shares. For the same period, the S&P 500 Index posted a total return of 6.38%, and the Lehman Brothers Government/Credit Index posted a total return of (0.42)%.

Thank you for your support of Seligman TargetHorizon ETF Portfolios. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

May 12, 2006

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017
Important Telephone Numbers
(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone Access Service

General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	General Counsel Sullivan & Cromwell LLP

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman TargetHorizon ETF Portfolios, Inc. and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. Beginning October 3, 2005, J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to reimburse each Fund’s “Other Expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) to the extent that they exceed 0.34% per annum of each Fund’s average daily net assets. Such an undertaking will remain in effect until at least January 31, 2008. Absent such reimbursements, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares are calculated without any sales charges.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
__________
[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman TargetHorizon ETF Portfolios’ prospectus or statement of additional information.

Performance and Portfolio Overview

Investment Results
Total Returns*
For the Period October 3, 2005 (commencement of operations) to March 31, 2006

	TargETFund Core	TargETFund 2015	TargETFund 2025
Class A
With Sales Charge	(0.47)%	4.39%	5.96%
Without Sales Charge	4.55	9.66	11.30
Class C
With Sales Charge and 1% CDSC	2.29	7.53	9.20
Without Sales Charge and CDSC	4.29	9.58	11.27
Class D
With 1% CDSC	3.29	8.58	10.27
Without CDSC	4.29	9.58	11.27
Class I	4.72	9.70	11.33
Class R
With 1% CDSC	3.51	8.64	10.28
Without CDSC	4.51	9.64	11.28
Benchmarks
Lehman Brothers Government/Credit Index**	(0.42)†	n/a	n/a
S&P 500 Index**	n/a	6.38†	6.38†

Net Asset Value Per Share

	TargETFund Core		TargETFund 2015		TargETFund 2025
	3/31/06	10/3/05	3/31/06	10/3/05	3/31/06	10/3/05
Class A	$7.39	$7.14	$7.78	$7.14	$7.90	$7.14
Class C	7.39	7.14	7.78	7.14	7.90	7.14
Class D	7.39	7.14	7.78	7.14	7.90	7.14
Class I	7.39	7.14	7.78	7.14	7.90	7.14
Class R	7.39	7.14	7.78	7.14	7.90	7.14

__________
*	Returns for periods of less than one year are not annualized and are calculated from the opening of business on October 3, 2005.
**
The Lehman Brothers Government/Credit Index (“Lehman Index”) and the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes, fees and sales charges. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s), with at least one year to maturity. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. Investors cannot invest directly in an index.

†	From 9/30/05.

Performance and Portfolio Overview

TargETFund Core

Allocation to Exchange-Traded Funds	Percent of Portfolio
3/31/2006
Domestic Equity Funds	45.0
Fixed-Income Funds	35.0
REIT Funds	10.0
Global Equity Funds	10.0
Total	100.0

TargETFund 2015

Allocation to Exchange-Traded Funds	Percent of Portfolio
3/31/2006
Domestic Equity Funds	59.5
Global Equity Funds	19.4
Fixed-Income Funds	11.1
REIT Funds	10.0
Total	100.0

TargETFund 2025

Allocation to Exchange-Traded Funds	Percent of Portfolio
3/31/2006
Domestic Equity Funds	69.5
Global Equity Funds	29.5
REIT Funds	0.5
Fixed-Income Funds	0.5
Total	100.0

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses of investing in a Fund only and do not reflect the operating expenses of the ETFs underlying a Fund (the “Underlying ETFs”), or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if Underlying ETFs expenses and transactional costs were included, your total expenses would have been higher.

Actual Expenses
The table below provides information about actual expenses and actual account values based on an initial investment of $1,000 invested at the beginning of October 3, 2005 and held for the entire period ended March 31, 2006. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the amount you invested by $1,000 (for example, an $8,600 investment divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. This table is based on an investment of $1,000 invested at the beginning of October 1, 2005 and held for the entire period ended March 31, 2006. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 6.)

Understanding and Comparing Your Fund’s Expenses

				Actual		Hypothetical
Fund	Initial Investment Amount	Annualized Expense Ratio††	Annualized Expense Reimbursement Ratio*	Ending Account Value 3/31/06	Expenses Paid During Period** 10/3/05† to 3/31/06	Ending Account Value 3/31/06	Expenses Paid During Period*** 10/1/05 to 3/31/06

TargETFund Core
Class A	$1,000.00	1.09%	0.77%	$1,045.50	$5.50	$1,019.50	$5.49
Class C	1,000.00	1.84	0.77	1,042.90	9.27	1,015.76	9.25
Class D	1,000.00	1.84	0.77	1,042.90	9.27	1,015.76	9.25
Class I	1,000.00	0.84	1.01	1,047.20	4.24	1,020.74	4.23
Class R	1,000.00	1.34	0.77	1,045.10	6.76	1,018.25	6.74

TargETFund 2015
Class A	$1,000.00	1.09%	1.48%	$1,096.60	$5.63	$1,019.50	$5.49
Class C	1,000.00	1.84	1.48	1,095.80	9.51	1,015.76	9.25
Class D	1,000.00	1.84	1.48	1,095.80	9.51	1,015.76	9.25
Class I	1,000.00	0.84	1.37	1,097.00	4.34	1,020.74	4.23
Class R	1,000.00	1.34	1.48	1,096.40	6.93	1,018.25	6.74

TargETFund 2025
Class A	$1,000.00	1.09%	1.56%	$1,113.00	$5.68	$1,019.50	$5.49
Class C	1,000.00	1.84	1.56	1,112.70	9.59	1,015.76	9.25
Class D	1,000.00	1.84	1.56	1,112.70	9.59	1,015.76	9.25
Class I	1,000.00	0.84	1.05	1,113.30	4.38	1,020.74	4.23
Class R	1,000.00	1.34	1.56	1,112.80	6.98	1,018.25	6.74

__________
†	Commencement of operations.
††
Expenses of Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectus for a description of each share class and its fees, expenses and sales charges. Expenses, as presented in the table, do not include the expenses of the Underlying ETFs.

*
J. & W. Seligman & Co. Incorporated, the Manager, has contractually undertaken to reimburse a portion of each Fund’s expenses, other than management, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses. Absent such reimbursement, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period October 3, 2005 to March 31, 2006, multiplied by the average account value over the period, multiplied by 180/365 (number of days in the period).

***
Expenses are equal to the Funds’ annualized expense ratios based on the period October 1, 2005 to March 31, 2006, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (unaudited)
March 31, 2006

Seligman TargETFund Core

	Shares or Principal Amount		Value
Exchange-Traded Funds 96.2%
Domestic Equity Funds 43.3%
iShares Dow Jones Select Dividend Index Fund	36,981	shs.	$2,318,709
iShares Russell Midcap Index Fund	12,264		1,161,033
SPDR Trust Series 1	53,600		6,958,888
			10,438,630

Fixed-Income Funds 33.7%
iShares GS$ InvesTop Corporate Bond Fund	21,972		2,313,652
iShares Lehman Aggregate Bond Fund	35,213		3,488,904
iShares Lehman US Treasury Inflation Protected Securities Fund	23,079		2,322,901
			8,125,457

REIT Fund 9.6%
iShares Dow Jones U.S. Real Estate Index Fund	31,632		2,324,952

Global Equity Fund 9.6%
iShares MSCI EAFE Index Fund	35,723		2,319,137
Total Exchange-Traded Funds (Cost $22,730,999)			23,208,176

Repurchase Agreement 5.3%
State Street Bank 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $1,278,432, collateralized by: $1,325,000 US Treasury Notes 4.625%, 3/31/2008, with a fair market value of $1,320,031 (Cost $1,278,000)	$1,278,000		1,278,000
Total Investments (Cost $24,008,999) 101.5%			24,486,176
Other Assets Less Liabilities (1.5)%			(352,744)
Net Assets 100.0%			$24,133,432

__________
See footnote on page 9.

Portfolios of Investments (unaudited)
March 31, 2006

Seligman TargETFund 2015

	Shares or Principal Amount		Value
Exchange-Traded Funds 97.6%
Domestic Equity Funds 58.0%
iShares Dow Jones Select Dividend Index Fund	900	shs.	$56,430
iShares Russell 2000 Index Fund	22,442		1,705,592
iShares Russell Midcap Index Fund	29,449		2,787,937
SPDR Trust Series 1	17,775		2,307,728
			6,857,687
Global Equity Funds 18.9%
iShares MSCI EAFE Index Fund	25,916		1,682,467
iShares MSCI Emerging Markets Index	5,618		556,182
			2,238,649
Fixed-Income Funds 10.9%
iShares Lehman US Treasury Inflation Protected Securities Fund	600		60,390
iShares Lehman Aggregate Bond Fund	850		84,218
iShares GS$ InvesTop Corporate Bond Fund	10,824		1,139,767
			1,284,375
REIT Fund 9.8%
iShares Dow Jones U.S. Real Estate Index Fund	15,672		1,151,892
Total Exchange-Traded Funds (Cost $10,940,031)			11,532,603

Repurchase Agreement 0.3%
State Street Bank 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $32,011, collateralized by: $35,000 US Treasury Notes 4.625%, 3/31/2008, with a fair market value of $34,869 (Cost $32,000)	$32,000		32,000
Total Investments (Cost $10,972,031) 97.9%			11,564,603
Other Assets Less Liabilities 2.1%			250,581
Net Assets 100.0%			$11,815,184

__________
See footnote on page 9.

Portfolios of Investments (unaudited)
March 31, 2006

Seligman TargETFund 2025

	Shares or Principal Amount		Value
Exchange-Traded Funds 99.3%
Domestic Equity Funds 69.1%
iShares Russell 2000 Index Fund	34,621	shs.	$2,631,196
iShares Russell Midcap Index Fund	28,251		2,674,522
SPDR Trust Series 1	16,400		2,129,212
			7,434,930
Global Equity Funds 29.2%
iShares MSCI EAFE Index Fund	32,428		2,105,226
iShares MSCI Emerging Markets Index	10,534		1,042,866
			3,148,092
REIT Fund 0.5%
iShares Dow Jones U.S. Real Estate Index Fund	750		55,125
Fixed-Income Fund 0.5%
iShares GS$ InvesTop Corporate Bond Fund	500		52,650
Total Exchange-Traded Funds (Cost $10,099,870)			10,690,797
Repurchase Agreement 0.8%
State Street Bank 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $91,031, collateralized by: $95,000 US Treasury Notes 4.625%, 3/31/2008, with a fair market value of $94,644 (Cost $91,000)	$91,000		91,000
Total Investments (Cost $10,190,870) 100.1%			10,781,797
Other Assets Less Liabilities (0.1)%			(15,402)
Net Assets 100.0%			$10,766,395

__________
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
March 31, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Assets:
Investments, at value:
Exchange-traded funds	$23,208,176	$11,532,603	$10,690,797
Repurchase agreements	1,278,000	32,000	91,000
Total investments*	24,486,176	11,564,603	10,781,797
Cash	—	867	247
Receivable for Capital Stock sold	312,114	416,792	578,050
Dividend and interest receivable	25,533	8,198	7,075
Receivable from the Manager	21,116	10,862	5,718
Expenses prepaid to shareholder service agent	1,626	887	739
Other	2,135	2,074	2,037
Total Assets	24,848,700	12,004,283	11,375,663

Liabilities:
Payable for securities purchased	566,579	142,452	558,510
Bank overdraft	51,034	—	—
Dividend payable	38,056	—	—
Payable for Capital Stock repurchased	12,009	19,615	29,045
Distribution and service fees payable	11,124	5,858	4,789
Management fee payable	9,113	4,389	3,770
Accrued expenses and other	27,353	16,785	13,154
Total Liabilities	715,268	189,099	609,268
Net Assets	$24,133,432	$11,815,184	$10,766,395

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$1,460	$576	$469
Class C	723	650	511
Class D	892	237	265
Class I	62	55	116
Class R	128	1	1
Additional paid-in capital	23,481,640	11,168,658	10,122,124
Undistributed/accumulated net investment income (loss)	(8,526)	1,852	(4,044)
Undistributed net realized gain	179,876	50,583	56,026
Net unrealized appreciation of investments	477,177	592,572	590,927
Net Assets	$24,133,432	$11,815,184	$10,766,395

(Continued on page 11.)

Statements of Assets and Liabilities
(continued) (unaudited)
March 31, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Net Assets:
Class A	$10,792,067	$4,478,659	$3,709,364
Class C	5,344,991	5,057,126	4,035,099
Class D	6,595,649	1,847,345	2,096,174
Class I	459,443	426,194	916,444
Class R	941,282	5,860	9,314

Shares of Capital Stock Outstanding:
Class A	1,460,062	576,027	469,256
Class C	722,995	650,368	510,625
Class D	892,189	237,580	265,182
Class I	62,195	54,808	115,942
Class R	127,458	754	1,178

Net Asset Value per Share:
Class A	$7.39	$7.78	$7.90
Class C	$7.39	$7.78	$7.90
Class D	$7.39	$7.78	$7.90
Class I	$7.39	$7.78	$7.90
Class R	$7.39	$7.78	$7.90

__________
* Cost of total investments:	$24,008,999	$10,972,031	$10,190,870
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Period October 3, 2005* to March 31, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Investment Income:
Dividends	$188,611	$68,537	$46,806
Interest	10,275	722	1,063
Total Investment Income	198,886	69,259	47,869

Expenses:
Distribution and service fees	33,653	16,291	12,217
Management fees	29,839	12,996	10,890
Auditing and legal fees	17,759	10,165	9,506
Registration	14,809	13,957	13,185
Shareholder account services	10,936	5,687	4,351
Custody and related services	9,759	7,377	4,898
Shareholder reports and communications	9,000	5,500	3,400
Directors’ fees and expenses	3,034	2,942	2,927
Miscellaneous	1,575	1,514	1,476
Total Expenses Before Reimbursement	130,364	76,429	62,850
Reimbursement of expenses (Note 4)	(46,580)	(38,305)	(32,338)
Total Expenses After Reimbursement	83,784	38,124	30,512
Net Investment Income	115,102	31,135	17,357

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	186,779	50,583	56,026
Net unrealized appreciation of investments	477,177	592,572	590,927
Net Gain on Investments	663,956	643,155	646,953
Increase in Net Assets from Operations	$779,058	$674,290	$664,310

__________
* Commencement of operations.
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)
For the Period October 3, 2005* to March 31, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Operations:
Net investment income	$115,102	$31,135	$17,357
Net realized gain on investments	186,779	50,583	56,026
Net unrealized appreciation of investments	477,177	592,572	590,927
Increase in Net Assets from Operations	779,058	674,290	664,310

Distributions to Shareholders:
Net investment income:
Class A	(70,105)	(13,355)	(7,282)
Class C	(20,119)	(9,310)	(6,205)
Class D	(18,519)	(4,053)	(553)
Class I	(4,079)	(2,534)	(3,293)
Class R	(2,280)	(31)	(24)
Total	(115,102)	(29,283)	(17,357)
Dividends in excess of net investment income:
Class A	(5,193)	—	(1,698)
Class C	(1,490)	—	(1,445)
Class D	(1,372)	—	(129)
Class I	(302)	—	(767)
Class R	(169)	—	(5)
Total	(8,526)	—	(4,044)
Net realized short-term gain on investments:
Class A	(3,943)	—	—
Class C	(1,510)	—	—
Class D	(1,243)	—	—
Class I	(204)	—	—
Class R	(3)	—	—
Total	(6,903)	—	—
Decrease in Net Assets From Distributions	(130,531)	(29,283)	(21,401)

(Continued on page 14.)

Statements of Changes in Net Assets
(continued) (unaudited)
For the Period October 3, 2005* to March 31, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Capital Share Transactions:
Net proceeds from sales of shares	$23,306,000	$10,783,332	$9,183,973
Investment of dividends	74,425	27,964	20,712
Exchanged from associated funds	2,051,574	708,895	1,224,176
Investment of gain distribution	6,034	—	—
Total	25,438,033	11,520,191	10,428,861
Cost of shares repurchased	(1,961,084)	(381,363)	(335,263)
Exchanged into associated funds	(93,218)	(69,825)	(71,286)
Total	(2,054,302)	(451,188)	(406,549)

Increase in Net Assets from Capital Share Transactions	23,383,731	11,069,003	10,022,312
Increase in Net Assets	24,032,258	11,714,010	10,665,221

Net Assets:
Beginning of period	101,174	101,174	101,174
End of Period**	$24,133,432	$11,815,184	$10,766,395

__________
* Commencement of operations.
** Including undistributed net investment income (net of accumulated net investment loss) as follows:	$(8,526)	$1,852	$(4,044)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.
Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is a diversified open-end management investment company, or mutual fund, which consists of three separate and distinct funds: Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025. The Series was incorporated under the laws of the state of Maryland on July 6, 2005, and had no operations prior to October 3, 2005 (commencement of operations) other than those relating to organizational matters and, for each Fund, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 1,870 Class A shares of Capital Stock for $13,352 and 700 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $4,998 on September 9, 2005, and 9,500 Class A shares, each at a cost of $67,830 on September 30, 2005.

2.
Multiple Classes of Shares— Each Fund of the Series currently offers five classes of shares. Certain of these shares are offered only to certain types of investors. Class B shares have been authorized by the Board of Directors but are not currently offered.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class C shares primarily are sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares of a Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented.

Notes to Financial Statements (unaudited)

All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. Each Fund will elect to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Series’ investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the calendar year.

d.
Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Series’ custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.
Multiple Class Allocations — For each Fund, all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the period ended March 31, 2006, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend date.

4.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the first $500 million of each Fund’s average daily net assets, 0.45% per annum of the next $500 million of each Fund’s average daily net assets and 0.40% per annum of each Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statements of Operations for each Fund was 0.50% per annum of the average daily net assets of each of the Funds.

Notes to Financial Statements (unaudited)

Effective October 3, 2005, the Manager has contractually undertaken to reimburse each Fund’s “other expenses” (those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) to the extent that they exceed 0.34% per annum of each Fund’s average daily net assets. This undertaking will remain in effect at least until January 31, 2008.

For the period ended March 31, 2006, the amount of expenses reimbursed by the Manager and the amount receivable at March 31, 2006 were as follows:

Fund	Reimbursements	Receivable from Manager
TargETFund Core	$46,580	$21,116
TargETFund 2015	38,305	10,862
TargETFund 2025	32,338	5,718

The Distributor, agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

Fund	Distributor Concessions	Dealer Commissions
TargETFund Core	$27,540	$241,661
TargETFund 2015	16,010	151,700
TargETFund 2025	7,952	74,626

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to a Fund pursuant to the Plan. For the period ended March 31, 2006, fees incurred by Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025 aggregated $7,893, $2,645, and $2,067, respectively, or 0.25% per annum of average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C, Class D, and Class R shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the period ended March 31, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class C and Class D, and 0.50% per annum of the average daily net assets of Class R, were as follows:

Fund	Class C	Class D	Class R
TargETFund Core	$11,922	$13,217	$621
TargETFund 2015	9,486	4,147	13
TargETFund 2025	7,907	2,228	15

Notes to Financial Statements (unaudited)

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the period ended March 31, 2006, such charges were as follows:

Fund	Amount
TargETFund Core	$3,373
TargETFund 2015	829
TargETFund 2025	126

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the period ended March 31, 2006, Seligman Services, Inc. received no commissions from the sale of shares of each Fund, but received the following distribution and service fees:

Fund	Distribution and Service Fees
TargETFund Core	$145
TargETFund 2015	171
TargETFund 2025	146

Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount
TargETFund Core	$10,936
TargETFund 2015	5,687
TargETFund 2025	4,351

These charges are determined in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than a Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the period ended March 31, 2006, were as follows:

Fund	Purchases	Sales
TargETFund Core	$27,247,429	$4,699,081
TargETFund 2015	12,238,628	1,347,380
TargETFund 2025	11,312,680	1,268,361

Notes to Financial Statements (unaudited)

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the period ended March 31, 2006, and will vary from the final tax information as of the Series’ year end.

At March 31, 2006, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost
TargETFund Core	$24,008,999
TargETFund 2015	10,972,031
TargETFund 2025	10,190,870

At March 31, 2006, the tax basis components of accumulated earnings were as follows:

Fund	TargETFund Core	TargETFund 2015	TargETFund 2025
Gross unrealized appreciation of portfolio securities	$ 617,030	$617,666	$593,978
Gross unrealized depreciation of portfolio securities	(139,853)	(25,094)	(3,051)
Net unrealized appreciation of portfolio securities	477,177	592,572	590,927
Undistributed ordinary income	171,350	52,435	51,982
Total accumulated earnings	$648,527	$645,007	$642,909

For the period ended March 31, 2006, the tax characterization of distributions paid to shareholders was ordinary income.

7.
Capital Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. The Series has authorized 1,000,000,000 shares of Capital Stock all at a par value of $0.001. Transactions in shares of Capital Stock were as follows:

Notes to Financial Statements (unaudited)

TargETFund Core
October 3, 2005 (commencement of operations) to March 31, 2006

	ClassA		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,284,106	$9,158,776	841,164	$6,073,640
Investment of dividends	6,553	46,987	1,879	13,473
Exchanged from associated funds	201,902	1,466,169	25,838	184,505
Investment of gain distribution	498	3,568	177	1,266
Total	1,493,059	10,675,500	869,058	6,272,884
Cost of shares repurchased	(32,370)	(232,442)	(145,922)	(1,056,749)
Exchanged into associated funds	(11,997)	(86,981)	(841)	(6,237)
Total	(44,367)	(319,423)	(146,763)	(1,062,986)
Increase	1,448,692	$10,356,077	722,295	$5,209,898

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	915,198	$6,637,031	61,361	$431,228
Investment of dividends	1,523	10,919	420	3,013
Exchanged from associated funds	55,111	400,900	—	—
Investment of gain distribution	138	993	29	204
Total	971,970	7,049,843	61,810	434,445
Cost of shares repurchased	(80,481)	(588,563)	(315)	(2,287)
Increase	891,489	$6,461,280	61,495	$432,158

Class R
	Shares	Amount
Net proceeds from sales of shares	137,739	$1,005,325
Investment of dividends	5	33
Investment of gain distribution	—	3
Total	137,744	1,005,361
Cost of shares repurchased	(10,986)	(81,043)
Increase	126,758	$924,318

Notes to Financial Statements (unaudited)

TargETFund 2015
October 3, 2005 (commencement of operations) to March 31, 2006

	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	537,639	$3,936,538	642,772	$4,774,286
Investment of dividends	1,729	12,516	1,220	8,830
Exchanged from associated funds	41,147	301,769	23,084	173,270
Total	580,515	4,250,823	667,076	4,956,386
Cost of shares repurchased	(6,358)	(47,831)	(17,408)	(130,986)
Exchanged into associated funds	(9,500)	(69,825)	—	—
Total	(15,858)	(117,656)	(17,408)	(130,986)
Increase	564,657	$4,133,167	649,668	$4,825,400

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	217,438	$1,600,251	67,175	$471,883
Investment of dividends	560	4,053	350	2,534
Exchanged from associated funds	32,342	233,856	—	—
Total	250,340	1,838,160	67,525	474,417
Cost of shares repurchased	(13,460)	(102,322)	(13,417)	(100,224)
Increase	236,880	$1,735,838	54,108	$374,193

Class R
	Shares	Amount
Net proceeds from sales of shares	50	$374
Investment of dividends	4	31
Increase	54	$405

Notes to Financial Statements (unaudited)

TargETFund 2025
October 3, 2005 (commencement of operations) to March 31, 2006

	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	363,005	$2,732,053	500,574	$3,738,032
Investment of dividends	1,198	8,722	1,009	7,348
Exchanged from associated funds	123,486	853,758	24,900	187,420
Total	487,689	3,594,533	526,483	3,932,800
Cost of shares repurchased	(20,096)	(152,843)	(16,558)	(124,915)
Exchanged into associated funds	(9,707)	(71,286)	—	—
Total	(29,803)	(224,129)	(16,558)	(124,915)
Increase	457,886	$3,370,404	509,925	$3,807,885

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	240,645	$1,840,168	122,356	$870,077
Investment of dividends	76	553	558	4,060
Exchanged from associated funds	23,761	182,998	—	—
Total	264,482	2,023,719	122,914	874,137
Cost of shares repurchased	—	—	(7,672)	(57,502)
Increase	264,482	$2,023,719	115,242	$816,635

Class R
	Shares	Amount
Net proceeds from sales of shares	474	$3,643
Investment of dividends	4	29
Total	478	3,672
Cost of shares repurchased	—	(3)
Increase	478	$3,669

8.
Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman TargetHorizon ETF Portfolios, Inc.).

Notes to Financial Statements (unaudited)

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any fees, sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized.

TargETFund Core

	October 3, 2005* to March 31, 2006
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14		$7.14		$7.14		$7.14
Income from Investment Operations:
Net investment income	0.08		0.05		0.05		0.09		0.07
Net realized and unrealized gain on investments	0.24		0.25		0.25		0.24		0.25
Total from Investment Operations	0.32		0.30		0.30		0.33		0.32
Less Distributions:
Dividends from net investment income	(0.07)		(0.05)		(0.05)		(0.08)		(0.07)
Distributions from net realized capital gain	ø		ø		ø		ø		ø
Total Distributions	(0.07)		(0.05)		(0.05)		(0.08)		(0.07)
Net Asset Value, End of Period	$7.39		$7.39		$7.39		$7.39		$7.39
Total Return	4.55%		4.29%		4.29%		4.72%		4.51%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,79	2	$5,34	5	$6,59	6	$45	9	$94	1
Ratio of expenses to average net assets	1.09	%†	1.84	%†	1.84	%†	0.84	%†	1.34	%†
Ratio of net investment income to average net assets	2.24	%†	1.49	%†	1.49	%†	2.49	%†	1.99	%†
Portfolio turnover rate	39.97%		39.97%		39.97%		39.97%		39.97%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.86	%†	2.61	%†	2.61	%†	1.85	%†	2.11	%†
Ratio of net investment income to average net assets	1.47	%†	0.72	%†	0.72	%†	1.48	%†	1.22	%†

__________
See footnotes on page 26.

Financial Highlights (unaudited)

TargETFund 2015

	October 3, 2005* to March 31, 2006
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14		$7.14		$7.14		$7.14
Income from Investment Operations:
Net investment income	0.06		0.03		0.03		0.07		0.05
Net realized and unrealized gain on investments	0.24		0.26		0.26		0.23		0.25
Total from Investment Operations	0.30		0.29		0.29		0.30		0.30
Less Distributions:
Dividends from net investment income	(0.05)		(0.03)		(0.03)		(0.05)		(0.05)
Dividends in excess of net investment income	—		(0.01)		(0.01)		—		—
Total Distributions	(0.05)		(0.04)		(0.04)		(0.05)		(0.05)
Net Asset Value, End of Period	$7.39		$7.39		$7.39		$7.39		$7.39
Total Return	9.66%		9.58%		9.58%		9.70%		9.64%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,47	9	$5,05	7	$1,84	7	$42	6		$6
Ratio of expenses to average net assets	1.09	%†	1.84	%†	1.84	%†	0.84	%†	1.34	%†
Ratio of net investment income to average net assets	1.57	%†	0.82	%†	0.82	%†	1.82	%†	1.32	%†
Portfolio turnover rate	25.33%		25.33%		25.33%		25.33%		25.33%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.57	%†	3.32	%†	3.32	%†	2.21	%†	2.82	%†
Ratio of net investment income (loss) to average net assets	0.09	%†	(0.66	)%†	(0.66	)%†	0.45	%†	(0.16	)%†

__________
See footnotes on page 26.

Financial Highlights (unaudited)

TargETFund 2025

	October 3, 2005* to March 31, 2006
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14		$7.14		$7.14		$7.14
Income from Investment Operations:
Net investment income	0.04		0.01		0.01		0.05		0.03
Net realized and unrealized gain on investments	0.25		0.28		0.28		0.25		0.26
Total from Investment Operations	0.29		0.29		0.29		0.30		0.29
Less Distributions:
Dividends from net investment income	(0.04)		(0.01)		(0.01)		(0.05)		(0.03)
Dividends in excess of net investment income	—		(0.03)		(0.03)		—		(0.01)
Total Distributions	(0.04)		(0.04)		(0.04)		(0.05)		(0.04)
Net Asset Value, End of Period	$7.39		$7.39		$7.39		$7.39		$7.39
Total Return	11.30%		11.27%		11.27%		11.33%		11.28%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,70	9	$4,03	5	$2,09	6	$91	6		$9
Ratio of expenses to average net assets	1.09	%†	1.84	%†	1.84	%†	0.84	%†	1.34	%†
Ratio of net investment income to average net assets	1.11	%†	0.36	%†	0.36	%†	1.36	%†	0.86	%†
Portfolio turnover rate	27.89%		27.89%		27.89%		27.89%		27.89%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.65	%†	3.40	%†	3.40	%†	1.89	%†	2.90	%†
Ratio of net investment income (loss) to average net assets	(0.45	)%†	(1.20	)%†	(1.20	)%†	0.31	%†	(0.70	)%†

__________
*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
ø	A short-term gain of $0.004 was paid.
See Notes to Financial Statements.

Board of Directors

John R. Galvin 1, 3	Leroy C. Richie 1, 3
• Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	• Counsel, Lewis & Munday, P.C.
• Chairman Emeritus, American Council on Germany	• Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
• Director, Kerr-McGee Corporation, Infinity, Inc. and Vibration Control Technologies, LLC
Alice S. Ilchman 2, 3	• Lead Outside Director, Digital Ally Inc.
• President Emerita, Sarah Lawrence College • Director, Jeannette K. Watson Fellowship and Public Broadcasting Service	• Director and Chairman, Highland Park Michigan Economic Development Corp. • Chairman, Detroit Public Schools Foundation
• Trustee, Committee for Economic Development
• Governor of the Court of Governors, London School of Economics
Robert L. Shafer 2, 3
• Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations
Frank A. McPherson 2, 3
•Retired Chairman of the Board and Chief Executive Officer,	James N. Whitson 1, 3
Kerr-McGee Corporation
•Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education
• Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. • Director, CommScope, Inc.

Betsy S. Michel 1, 3	Brian T. Zino
• Trustee, The Geraldine R. Dodge Foundation	• Director and President, J. & W. Seligman & Co. Incorporated • Chairman, Seligman Data Corp
William C. Morris	• Director, ICI Mutual Insurance Company, Seligman Advisors, Inc.
• Chairman, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.	and Seligman Services, Inc. • Member of the Board of Governors, Investment Company Institute
• Director, Seligman Data Corp.
• President and Chief Executive Officer, The Metropolitan Opera Association	__________
Member: 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Charles W. Kadlec
Chairman	Vice President
Brian T. Zino	Thomas G. Rose
President and Chief Executive Officer	Vice President
John B. Cunningham	Lawrence P. Vogel
Vice President	Vice President and Treasurer
Eleanor T. M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Additional Series Information

Quarterly Schedule of Investments
A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting
A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

__________
[1]
These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman TargetHorizon ETF Portfolios, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Series, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.
ETF3 3/06

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)   Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
        Brian T. Zino
        President and Chief Executive Officer

Date: June 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
        Brian T. Zino
        President and Chief Executive Officer

Date: June 7, 2006

By:	/S/ LAWRENCE P. VOGEL
        Lawrence P. Vogel
       Vice President, Treasurer and Chief Financial Officer

Date: June 7, 2006

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.